Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 1,921.6	$ 1,728.2	$ 1,656.9
Total operating income	393.2	354.0	335.0
Net interest expense	(27.5)	(25.6)	(7.5)
Total Identifiable Assets	2,012.7	2,029.4
Other income (expense)	1.3	2.1	(4.9)
General Corporate [Member]
Segment Reporting Information [Line Items]
Total operating income	(13.6)	(43.6)	(19.0)
Total Identifiable Assets	718.9	774.4
North America Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	1,493.4	1,335.0	1,224.7
Total operating income	343.9	352.2	290.0
Total Identifiable Assets	917.4	889.7
International Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	411.8	379.4	418.4
Total operating income	95.1	77.9	94.5
Total Identifiable Assets	335.7	324.0
Other Businesses [Member]
Segment Reporting Information [Line Items]
Net sales	16.4	13.8	13.8
Total operating income	(6.7)	(8.6)	(4.5)
Total Identifiable Assets	28.4	27.7
Research and Development [Member]
Segment Reporting Information [Line Items]
Total operating income	(25.5)	(23.9)	(26.0)
Total Identifiable Assets	12.3	13.6
Segments Total [Member]
Segment Reporting Information [Line Items]
Total operating income	406.8	397.6	354.0
Total Identifiable Assets	1,293.8	1,255.0
Worldwide Total [Member]
Segment Reporting Information [Line Items]
Net sales	1,921.6	1,728.2	1,656.9
Total operating income	367.0	330.5	$ 322.6
Total Identifiable Assets	$ 2,012.7	$ 2,029.4